Information Regarding Members of the Board of Directors and Group Management - Summary of Remuneration to Members of the Board of Directors (Parenthetical) (Detail) - SEK (kr)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure Of Information About Board Management And Employees [abstract]
Share price used to calculate value of synthetic shares	kr 77.92
Dividend compensation per share included in value of synthetic shares		kr 1.00	kr 1.00	kr 3.70	kr 3.40
Social security charges	kr 4,176,652